1. Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies Details Narrative
Unpaid principal balances of mortgage loans serviced for others	$ 1,400	$ 1,600	$ 2,100
Compensation expense for restricted stock units	932	$ 487	$ 389
Unrecognized compensation expense	$ 396